Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses by nature
Profit sharing program	$ 115	$ 89	$ 187
COVID-19 expenses	109
Disposals of materials and inventories	25	47	32
Others	118	(14)	36
Total	752	505	445
Termination or amendment of contracts of all converted vessels	128
Provision for litigations
Costs and expenses by nature
Provision	73	291	185
Asset Retirement Obligation
Costs and expenses by nature
Provision	$ 312	$ 92	$ 5